Segment Information - Schedule of Operating Segment Results (Details) $ in Millions	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2015 USD ($)		Jun. 30, 2014 USD ($)		Jun. 30, 2015 USD ($)		Jun. 30, 2014 USD ($)		Dec. 31, 2014 USD ($) segment		Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)
Segment Reporting [Abstract]
Number of segments | segment									3
Segment Reporting Information [Line Items]
Transaction and processing service fees	$ 1,667	[1]	$ 1,672	[1]	$ 3,233	[1]	$ 3,212	[1]	$ 6,510	[2]	$ 6,345	[2]	$ 6,330	[2]
Product sales and other	279	[1]	235	[1]	535	[1]	460	[1]	1,038	[2]	957	[2]	988	[2]
Depreciation and amortization	246		257		491		519		1,032		1,091		1,185
Segment EBITDA	702		681		1,265		1,295		2,663		2,449		2,436
Other operating expenses and other income (expense) excluding divestitures	45		(77)		12		(75)		146		(97)		(122)
Equity earnings in affiliates	63		58		114		108		220		188		158
Total operating segments
Segment Reporting Information [Line Items]
Transaction and processing service fees	1,478		1,496		2,871		2,890		5,840		5,698		5,651
Product sales and other	277		238		533		466		1,034		954		995
Equity earnings in affiliates	10		8		16		15		30		32		36
Total segment revenues	1,765		1,742		3,420		3,371		6,904		6,684		6,682
Segment EBITDA	734		730		1,343		1,380
Total operating segments | Global Business Solutions
Segment Reporting Information [Line Items]
Transaction and processing service fees	843		855		1,612		1,622		3,250		3,197		3,090
Product sales and other	203		177		390		347		766		709		744
Equity earnings in affiliates	10		8		16		15		30		32		36
Total segment revenues	1,056		1,040		2,018		1,984		4,046		3,938		3,870
Depreciation and amortization	122		126		241		257		518		543		626
Segment EBITDA	454		451		814		837		1,687		1,644		1,606
Other operating expenses and other income (expense) excluding divestitures	(12)		13		(21)		39		38		36		(43)
Equity earnings in affiliates									216		185		153
Total operating segments | Global Financial Solutions
Segment Reporting Information [Line Items]
Transaction and processing service fees	314		324		633		643		1,313		1,217		1,220
Product sales and other	39		41		77		77		176		167		186
Equity earnings in affiliates	0		0		0		0		0		0		0
Total segment revenues	353		365		710		720		1,489		1,384		1,406
Depreciation and amortization	98		98		195		199		401		424		449
Segment EBITDA	124		126		243		246		529		404		370
Other operating expenses and other income (expense) excluding divestitures	4		0		7		(1)		(3)		(10)		(15)
Equity earnings in affiliates									0		0		0
Total operating segments | Network & Security Solutions
Segment Reporting Information [Line Items]
Transaction and processing service fees	321		317		626		625		1,277		1,284		1,341
Product sales and other	35		20		66		42		92		78		65
Equity earnings in affiliates	0		0		0		0		0		0		0
Total segment revenues	356		337		692		667		1,369		1,362		1,406
Depreciation and amortization	22		22		43		47		90		107		89
Segment EBITDA	156		153		286		297		608		549		585
Other operating expenses and other income (expense) excluding divestitures	0		(88)		0		(88)		96		(5)		1
Equity earnings in affiliates									4		3		5
Corporate
Segment Reporting Information [Line Items]
Transaction and processing service fees	0		0		0		0		0		0		0
Product sales and other	0		0		0		0		0		0		0
Equity earnings in affiliates	0		0		0		0		0		0		0
Total segment revenues	0		0		0		0		0		0		0
Depreciation and amortization	4		11		12		16		23		17		21
Segment EBITDA	(32)		(49)		(78)		(85)		(161)		(148)		(125)
Other operating expenses and other income (expense) excluding divestitures	$ 53		$ (2)		$ 26		$ (25)		15		(118)		(65)
Equity earnings in affiliates									$ 0		$ 0		$ 0

[1]	Includes processing fees, administrative service fees, and other fees charged to merchant alliances accounted for under the equity method of $48 million and $98 million for the three and six months ended June 30, 2015, respectively, and $46 million and $90 million for the comparable periods in 2014.
[2]	Includes processing fees, administrative service fees, and other fees charged to merchant alliances accounted for under the equity method of $181 million, $164 million, and $160 million for the years ended December 31, 2014, 2013, and 2012, respectively.